Subsequent Events	12 Months Ended
Feb. 01, 2014
Subsequent Event (unaudited)
Subsequent events

Note 17.  Subsequent events

On June 6, 2014, our Board of Directors approved a common stock split in the ratio of 1.476 to 1.00. All share and related option information presented in these financial statements and accompanying footnotes has been retroactively adjusted to reflect the increased number of shares resulting from this action.

On June 5, 2014, MSI and its subsidiaries that are guarantors under the indenture governing the 2020 Senior Subordinated Notes entered into the Purchase Agreement relating to the sale of $250,000,000 aggregate principal amount of Additional 2020 Senior Subordinated Notes. We expect the offering of the Additional 2020 Senior Subordinated Notes to close on June 16, 2014, subject to satisfaction of customary closing conditions. We intend to use the net proceeds of the offering of the Additional 2020 Senior Subordinated Notes to redeem a portion of the outstanding 2018 Senior Notes, to pay the applicable make-whole premium and accrued and unpaid interest thereon to, but not including, the applicable redemption date and to pay related fees and expenses.